Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Disaggregation of Revenue [Table Text Block]
DP&L's revenue from contracts with customers was $187.0 million and $186.1 million for the three months ended September 30, 2019 and 2018, respectively, and $554.4 million and $532.1 million for the nine months ended September 30, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue for the three and nine months ended September 30, 2019 and 2018:

	Three months ended		Nine months ended
	September 30,		September 30,
$ in millions	2019	2018	2019	2018
Retail revenue
Retail revenue from contracts with customers	$170.5	$168.4	$503.8	$469.3
Other retail revenue (a)	3.8	12.6	14.9	31.4
Wholesale revenue
Wholesale revenue from contracts with customers	4.4	4.9	12.8	24.6
RTO ancillary revenue	11.0	10.8	32.8	32.4
Capacity revenue	1.1	2.0	5.0	5.8
Miscellaneous revenue	0.3	—	0.9	—
Total revenues	$191.1	$198.7	$570.2	$563.5

(a)
Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.

DP&L's revenue from contracts with customers was $706.6 million for the year ended December 31, 2018. The following table presents our revenue from contracts with customers and other revenue by segment for the year ended December 31, 2018:

Year ended December 31,
$ in millions	2018
Retail Revenue
Retail revenue from contracts with customers	$625.8
Other retail revenues (a)	32.1
Wholesale Revenue
Wholesale revenue from contracts with customers	29.9
RTO revenue	43.1
RTO capacity revenues	7.8
Total revenues	$738.7

(a)
Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.